UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2000
                                                  -------------

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one.):            [   ] is a restatement.
                                               [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               HANAWALT ASSOCIATES, LLC
                  -----------------------------
Address:            650 Madison Avenue, 25th FL
                  -----------------------------
                    NEW YORK, NY 10022
                  -----------------------------

Form 13F File Number:  28-  6706
                          ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               MARIETTA GOLDMAN
Title:              MANAGING DIRECTOR
Phone:              212-404-4651

Signature, Place, and Date of Signing:

  /s/  Marietta Goldman            New York, New York             7/27/00
--------------------------       -----------------------          --------
      [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[   X ]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[     ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
               ----------------------       ---------------------------------
         [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                    0
                                                              ---------

Form 13F Information Table Entry Total:                              27
                                                              ---------

Form 13F Information Table Value Total:                       $  58,713
                                                               --------
                                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number               Name

                           28-
         ---------            -----------------------         -----------------

         [Repeat as necessary.]



                                                                                                      3

                                                          Form 13F INFORMATION TABLE


       COLUMN 1               COLUMN 2   COLUMN 3     COLUMN 4          COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8
                               TITLE                    VALUE       SHRS OR SH/ PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
       NAME OF ISSUER         OF CLASS    CUSIP       (X$1000)      PRN AMT PRN CALL   DISCRETION  MANAGERS   SOLE  SHARED   NONE
---------------------------   ---------- --------    ----------  -------------------- ------------ --------- ----------------------
ABERCROMBIE & FITCH CO          CLA      002896207       140             11,500            x                         x
AUTOZONE INC                    COM      053332102       506             23,000            x                         x
BROOKSTONE INC                  COM      114537103       240             25,000            x                         x
CLAYTON HOMES INC               COM      184190106       560             70,000            x                         x
DONNELLEY R R & SONS CO         COM      257867101       113              5,000            x                         x
ETHAN ALLEN INTERIORS           COM      297602104       504             21,000            x                         x
FINISH LINE INC                 CLA      317923100       116             14,200            x                         x
FORTUNE BRANDS INC              COM      349631101       461             20,000            x                         x
GENERAL CABLE CORP DEL NEW      COM      369300108       146             18,000            x                         x
GOLDEN WEST FINL CORP DEL       COM      381317106       204              5,000            x                         x
HEARTLAND EXPRESS INC           COM      422347104       451             27,000            x                         x
IHOP CORP                       COM      449623107       285             17,000            x                         x
INDUSTRIE NATUZZI SPA           ADR      456478106       701             59,000            x                         x
K-SWISS INC                     CLA      482686102     3,307            207,500            x                         x
MBIA INC                        COM      55262C100       771             16,000            x                         x
MCGRATH                         COM      580589109       255             15,000            x                         x
MERCURY GENL CORP NEW           COM      589400100       732             31,000            x                         x
MIDAS GROUP INC                 COM      595626102     3,688            184,400            x                         x
MORTONS RESTAURANT GROUP INC    COM      619429103     3,599            167,400            x                         x
PAYLESS SHOESOURCE INC          COM      704379106     1,765             34,440            x                         x
PAPA JOHNS INTL INC             COM      698813102       294             12,000            x                         x


                                                                                                      4
   COLUMN 1                 COLUMN 2       COLUMN 3        COLUMN 4       COLUMN 5         COLUMN 6     COLUMN 7      COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                            TITLE                           VALUE      SHRS OR SH/PUT/    INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER             OF CLASS         CUSIP          (x$1000)   PRN AMT PRN CALL    DISCRETION    MANAGERS  SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------


RPM INC OHIO                 COM             749685103        608         60,000              x                     x
SHAW INDS INC                COM             820286102        100          8,000              x                     x
TRICON GLOBAL RESTAURANTS    COM             895953107        141          5,000              x                     x
WADDELL & REED FINL INC      CLB             930059209     16,461        566,400              x                     x
XTRA CORP                    COM             984138107        394         10,000              x                     x
                             COM                           22,171        933,500              x                     x
                                                        --------------------------------
                                                           58,713      2,566,340

         [Repeat as necessary]
